FEDERALLY GUARANTEED LOAN	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Federally Guaranteed Loan
FEDERALLY GUARANTEED LOAN

7. FEDERALLY GUARANTEED LOAN

Economic Injury Disaster Loan (“EIDL”)

In April 2020, the Company received $370,900 from the U.S. Small Business Administration (SBA) under the captioned program. The loan has a term of 30 years and an interest rate of 3.75% per annum, without the requirement for payment in the first 12 months. The Company may prepay the loan without penalty at will.

In May 2021, the Company received an additional $499,900 from the SBA under the same terms.

As of September 30, 2025 and March 31, 2025, the Company recorded accrued interest of $nil for the EIDL loan.

Interest expense on the above loan was $8,231 and $17,889 for the three and six months ended September 30, 2025, respectively, and $8,231 and $16,372 for the three and six months ended September 30, 2024, respectively.

7. FEDERALLY GUARANTEED LOAN

Economic Injury Disaster Loan (“EIDL”)

In April 2020, the Company received $370,900 from the U.S. Small Business Administration (SBA) under the captioned program. The loan has a term of 30 years and an interest rate of 3.75% per annum, without the requirement for payment in its first 12 months. The Company may prepay the loan without penalty at will.

In May 2021, the Company received an additional $499,900 from the SBA under the same terms.

As of March 31, 2025, the Company recorded accrued interest of $Nil for the EIDL loan (March 31, 2024: $26,497).

Interest expense on the above loan was $32,655 and $32,744 for the years ended March 31, 2025 and 2024, respectively.